As filed with the Securities and Exchange Commission on December 30, 2019

1933 Act Registration No. 2-75677

1940 Act File No. 811-03373

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. __	[_]
Post-Effective Amendment No. 114	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 115	[x]

(Check appropriate box or boxes.)

SEGALL BRYANT & HAMILL TRUST

(Exact name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (513)587-3400

Derek W. Smith, Secretary

Segall Bryant & Hamill Trust

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

It is proposed that this filing will become effective (check appropriate box):

[_]	immediately upon filing pursuant to paragraph (b)
[X]	on December 31, 2019 pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on (date) pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

EXPLANATORY COMMENT

This Post-Effective Amendment to the Registration Statement of Segall Bryant & Hamill Trust (the “Registrant”) on Form N-1A on behalf of the Segall Bryant & Hamill Small Cap Core Fund (the “Fund”) is being filed for the purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 111 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933, as amended, which was filed for the purpose of adding the Fund as a new series. This Post-Effective Amendment No. 114 to the Registration Statement of the Registrant incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 111 to the Registration Statement of the Registrant filed with the U.S. Securities and Exchange Commission on October 16, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 30th day of December, 2019.

SEGALL BRYANT & HAMILL TRUST
Registrant

By:	/s/ Philip L. Hildebrandt
Philip L. Hildebrandt
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to Registrant’s Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	*		December 30, 2019
	Mary K. Anstine	Chairman of the Board of Trustees

	*		December 30, 2019
	Thomas J. Abood	Trustee

	*		December 30, 2019
	Rick A. Pederson	Trustee

	*		December 30, 2019
	John A. DeTore	Trustee

	*		December 30, 2019
	Douglas M. Sparks	Trustee

	*		December 30, 2019
	James A. Smith	Trustee

	*		December 30, 2019
	Janice M. Teague	Trustee

	/s/ Jasper R. Frontz		December 30, 2019
	Jasper R. Frontz	Treasurer (Principal Financial Officer and Chief Accounting Officer)
Chief Compliance Officer

*By:	/s/ Philip L. Hildebrandt		December 30, 2019
	Philip L. Hildebrandt	President (Principal Executive Officer)
In his capacity as an officer and as Attorney-in-fact.